Carrying Amounts and Classifications of Assets and Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Guangzhou Yingzheng Information Technology Company Limited and Shenzhen Lanyue Internet Technology Company Limited USD ($)	Dec. 31, 2014 Guangzhou Yingzheng Information Technology Company Limited and Shenzhen Lanyue Internet Technology Company Limited CNY	Dec. 31, 2013 Guangzhou Yingzheng Information Technology Company Limited and Shenzhen Lanyue Internet Technology Company Limited CNY
Current assets:
Cash and cash equivalents	$ 56,304	349,343	$ 40,152	249,126	128,736	187,237	$ 15,060	93,441	17,778
Short-term investments	6,827	42,361		51,772			1,723	10,692	20,680
Accounts receivable	89,153	553,157		140,049			80,072	496,815	84,718
Prepayments and other current assets	31,083	192,855		91,585			25,641	159,093	55,491
Deferred tax assets	464	2,880		1,100			276	1,713
Total current assets	184,812	1,146,683		555,454			122,772	761,754	178,667
Non-current assets:
Long-term investment	20,773	128,888		2,000			6,819	42,311	2,000
Property and equipment, net	3,804	23,602		13,085			3,092	19,184	5,843
Intangible assets, net	34,258	212,560		86,891			27,257	169,118	39,037
Deferred tax assets	822	5,105		2,714			366	2,268	27
Other non-current assets	11,479	71,225		5,139			5,915	36,701	4,481
Total non-current assets	167,766	1,040,932		697,670			43,449	269,582	51,388
Total assets	352,578	2,187,615		1,253,124			166,221	1,031,336	230,055
Current liabilities:
Accounts payable	30,540	189,491		59,170			26,512	164,495	35,178
Technology services and market promotion fees payable to the WFOEs							13,473	83,593	67,084
Accrued expenses and other current liabilities	14,618	90,697		41,174			12,641	78,434	23,618
Deferred revenue	2,873	17,824		12,413			2,872	17,819	1,722
Amounts due to related parties	1,541	9,560					92	568
Total current liabilities	50,028	310,401		128,608			55,590	344,909	127,602
Non-current liabilities:
Unrecognized tax benefits	2,622	16,270		9,970			1,262	7,833	4,702
Other non-current liabilities	322	2,000		2,000			322	2,000	2,000
Total non-current liabilities	3,663	22,734		19,763			1,584	9,833	6,702
Total liabilities	$ 53,691	333,135		148,371			$ 57,174	354,742	134,304